New England Life Insurance Company

One Financial Center, 21st Floor

Boston, MA 02111

May 4, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	New England Life Insurance Company

New England Variable Annuity Separate Account

American Forerunner Series

File Nos. 333-51676/811-08828

Rule 497(j) Certification

Members of the Commission:

On behalf of New England Life Insurance Company (the “Company”) and New England Variable Annuity Separate Account (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and Statement of Additional Information (“SAI”), each dated April 30, 2021, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 32 for the Account filed electronically with the Commission on April 28, 2021.

If you have any questions, please contact me at (980) 949-5116.

Sincerely,

/s/ Matthew Ravech

Matthew Ravech

Assistant General Counsel

New England Life Insurance Company